Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories by major category consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$

Raw materials	302,664	264,541	40,659
Work-in-progress	454,331	429,014	65,938
Finished goods	557,839	439,931	67,617
Total inventories	1,314,834	1,133,486	174,214